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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------

Check here if Amendment [  ]; Amendment Number:_________________
         This Amendment (Check only one.):    [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Perseus, L.L.C.
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Address:   2099 Pennsylvania Avenue, N.W., Suite 900
           ---------------------------------------------
           Washington, D.C. 20006
           ---------------------------------------------

           ---------------------------------------------

Form 13F File Number:  028-05587
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Teresa Y. Bernstein
           ---------------------------------------------
Title:     Secretary
           ---------------------------------------------
Phone:     202-452-0101
           ---------------------------------------------

Signature, Place, and Date of Signing:

    /s/Teresa Y. Bernstein        Washington, D.C.           April 29, 2009
------------------------------  --------------------  --------------------------
       [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                         ----------------------

Form 13F Information Table Entry Total:           4
                                         ----------------------

Form 13F Information Table Value Total:       $22,588
                                         ----------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

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                           FORM 13F INFORMATION TABLE

SOLE

    COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
---------------  --------------  ---------  --------  --------------------  ----------  ---------  --------------------------
                                             VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
                                                                                                   --------------------------
 NAME OF ISSUER  TITLE OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS    SOLE      SHARED    NONE
---------------  --------------  ---------  --------  ---------  ---  ----  ----------  ---------  ---------  -------  ------
Cardiac Science
Corp             COM             14141A108   $9,195   3,054,885  SH          DEFINED               3,054,885

JOINT

     COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
-------------------  --------------  ---------  --------  ----------------------  ----------  ---------  ------------------------
                                                 VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
                                                                                                         ------------------------
  NAME OF ISSUER     TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE     SHARED     NONE
-------------------  --------------  ---------  --------  ---------  ---  ------  ----------  ---------  -----  ----------  -----
Allos Therapeutics
Inc                  COM             019777101  $ 3,778     611,353  SH            OTHER                           611,353

MAP Pharmaceuticals
Inc                  COM             56509R108  $ 8,560   4,076,169  SH            OTHER                         4,076,169

Cardiovascular Sys
Inc Del              COM             141619106  $ 1,055     148,780  SH            OTHER                           148,780